Commitments and Related Party Transactions (Tables)	12 Months Ended
Apr. 30, 2021
Commitments And Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties

The Company paid the following amounts to key management personnel, consisting of the chief executive officer, chief financial officer, the chief operating office and directors in the years:

For the year ended April 30,	2021	2020	2019
Management fees	$1,012	$838	$943
Legal fees	13	23	3
Directors fees	62	72	82

Total	$1,087	$933	$1,028